Amount Due from/(to) Related Parties - Schedule of Material Transactions with Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Solar Bina Engineering Sdn Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director
Reservoir Link Energy Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	Our largest shareholder
Holdings Sdn. Bhd [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	A corporate shareholder of Reservoir Link Energy Bhd
Reservoir Link Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity controlled by Reservoir Link Energy Bhd
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity controlled by Reservoir Link Energy Bhd
RL Sigma Engineering Sdn. Bhd [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity controlled by Reservoir Link Energy Bhd
Mr. Lee Seng Chi [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	Our Chief Executive Officer and Director
RL Sunseap Energy Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Name of Related Party	An entity in which Founder Assets Sdn. Bhd. has significant influence and controlled by Reservoir Link Renewable Sdn. Bhd.